S000048336 [Member] Expense Example - Bridge Builder Small/Mid Cap Growth Fund - Bridge Builder Small/Mid Cap Growth Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 792